SHAREHOLDERS' EQUITY (DEFICIENCY) (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY (DEFICIENCY)[Abstract]
Summary of Stockholders' Equity
	Authorized		Issued and outstanding
	December 31,		December 31,
	2 0 1 5	2 0 1 4	2 0 1 5	2 0 1 4
	Number of shares of NIS 0.2 par value (in thousands)

Ordinary shares	57,500	43,358	11,812	1,152

Preferred shares:
Series A Preferred shares	-	338	-	338
Series B Preferred shares	-	338	-	338
Series C-1 Preferred shares	-	875	-	821
Series C-2 Preferred shares	-	1,592	-	1,489
Series C-3 Preferred shares	-	1,500	-	-
Series D-1 Preferred shares	-	4,000	-	1,227
Series D-2 Preferred shares	-	3,000	-	-
Series D-3 Preferred shares	-	2,250	-	126
Series D-4 Preferred shares	-	250	-	-

Summary of Ordinary Share Activity
Description	Amount raised, gross		Shares issued	Price per share	Warrants issued
Ordinary shares on December 31, 2014	$59		1,152,138	-
Exercise of Anti-dilution Warrants (a)	-		205,599	-	390,276 ordinary shares warrants
Conversion to ordinary shares immediately prior to the IPO (Note 1D)	$20,197		4,338,998	-
Credit Line Warrants (d)	-		-	-	2,658,463 ordinary shares warrants to CLA investors
Exercise of options (c)	$16		307,467	$0.05
Exercise of Credit Line Warrants (e)	$29		1,557,507	$0.02
IPO (b)	$13,500		2,250,000	$6.00	1,125,000 Series A warrants, 3,375,000 Long Term Incentive Warrants (g); 100,000 warrants issued to lead underwriter and 15,000 warrants issued to legal counsel (f)
Private Placement (d)	$12,000		2,000,000	$6.00	1,000,000 Series A warrants and 3,000,000 Long Term Incentive Warrants issued to investors; and 87,127 warrants issued for brokerage services
Subtotal	$45,801
Less: Issuance expenses	$(3,849	)*
December 31, 2015	$41,952